Leases (Tables)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Carrying value of property leased or held for lease to others (in thousands)
Construction aggregates property	$35,292
Commercial property	270,911
306,203
less accumulated depreciation and depletion	79,479
$226,724